Income Taxes (Income Tax Provision - Venture Partner Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Net cash dividend		$ 262		$ 205		$ 138
Deferred tax liability		632		420
Advanced Engineered Materials [Member] | Polyplastics Co., Ltd. [Member]
Income Taxes [Line Items]
Net cash dividend	72	81	[1]	45	[1]	10	[1]
Deferred tax liability	$ 38

[1]	During the year ended December 31, 2012, the Company amended its existing joint venture and other related agreements with Polyplastics Co., Ltd. The amended agreements, among other items, modified certain dividend rights, resulting in a net cash dividend payment to the Company of $72 million during the three months ended March 31, 2012.